UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street
         Suite 200
         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     May 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $805,819 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111    48190  1370200 SH       SOLE                        0        0  1370200
ALLIANCE DATA SYSTEMS CORP     COM              018581108    20733   436400 SH       SOLE                        0        0   436400
APPLE INC                      COM              037833100    29532   205800 SH       SOLE                        0        0   205800
BANK OF AMERICA CORPORATION    COM              060505104    31617   834000 SH       SOLE                        0        0   834000
BLUE COAT SYSTEMS INC          COM NEW          09534T508    40510  1838000 SH       SOLE                        0        0  1838000
CB RICHARD ELLIS GROUP INC     CL A             12497T101    12214   564400 SH       SOLE                        0        0   564400
CF INDS HLDGS INC              COM              125269100    13305   128400 SH       SOLE                        0        0   128400
COUNTRYWIDE FINANCIAL CORP     COM              222372104    17708  3219700 SH       SOLE                        0        0  3219700
DEVRY INC DEL                  COM              251893103    32660   780600 SH       SOLE                        0        0   780600
FCSTONE GROUP INC              COM              31308T100    11086   400200 SH       SOLE                        0        0   400200
FIRST SOLAR INC                COM              336433107    41641   180155 SH       SOLE                        0        0   180155
GARMIN LTD                     ORD              G37260109    14059   260300 SH       SOLE                        0        0   260300
JONES LANG LASALLE INC         COM              48020Q107    42924   555000 SH       SOLE                        0        0   555000
JP MORGAN CHASE & CO           COM              46625H100    42070   979500 SH       SOLE                        0        0   979500
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    19364   204800 SH       SOLE                        0        0   204800
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     9360   123400 SH       SOLE                        0        0   123400
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    26070   872200 SH       SOLE                        0        0   872200
OWENS ILL INC                  COM NEW          690768403    15484   274400 SH       SOLE                        0        0   274400
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    38743  1706000 SH       SOLE                        0        0  1706000
PHARMACEUTICAL PROD DEV INC    COM              717124101    15109   360600 SH       SOLE                        0        0   360600
RESEARCH IN MOTION LTD         COM              760975102    37462   333800 SH       SOLE                        0        0   333800
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    30021  1207100 SH       SOLE                        0        0  1207100
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203    35423  1217300 SH       SOLE                        0        0  1217300
SPDR TR                        UNIT SER 1       78462F103    67450   511100 SH       SOLE                        0        0   511100
STARENT NETWORKS CORP          COM              85528P108    14729  1091000 SH       SOLE                        0        0  1091000
TRANSOCEAN INC NEW             SHS              G90073100    23043   170438 SH       SOLE                        0        0   170438
UNITED STATES STL CORP NEW     COM              912909108    20540   161900 SH       SOLE                        0        0   161900
VISIONCHINA MEDIA INC          SPONS ADR        92833U103    13253  1196100 SH       SOLE                        0        0  1196100
WASHINGTON MUT INC             COM              939322103    15757  1529800 SH       SOLE                        0        0  1529800
WELLCARE HEALTH PLANS INC      COM              94946T106    25762   661400 SH       SOLE                        0        0   661400